COMMON STOCK - Nonvested Restricted Shares Awards (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 25, 2021	Dec. 26, 2020	Dec. 28, 2019
Restricted Awards
Nonvested, beginning balance (in shares)	1,627,032	1,363,794	1,202,895
Granted (in shares)	815,874	560,516	348,016
Vested (in shares)	(286,661)	(274,271)	(177,790)
Forfeited (in shares)	(17,990)	(23,007)	(9,327)
Nonvested, ending balance (in shares)	2,138,255	1,627,032	1,363,794	1,202,895
Weighted Average Grant Date Fair Value
Nonvested, beginning balance (in dollars per share)	$ 45.23	$ 35.14	$ 29.68
Granted (in dollars per share)	79.97	60.24	47.60
Vested (in dollars per share)	34.00	26.50	22.69
Forfeited (in dollars per share)	54.07	39.68	33.46
Nonvested, ending balance (in dollars per share)	$ 58.70	$ 45.23	$ 35.14	$ 29.68
Unrecognized Compensation Expense
Nonvested restricted awards, unrecognized compensation expense	$ 51.4	$ 6.6	$ 6.3	$ 7.9
Nonvested restricted awards, weighted-average period to recognize expense	3 years 8 months 26 days	5 months 4 days	7 months 13 days	10 months 9 days